January 14, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

        Re:  Corporate High Yield Fund V, Inc.
        Post-Effective Amendment No. 1 to the
        Registration Statement on Form N-14
        (Securities Act File No. 333-101394 and
        Investment Company Act File No. 811-10521)
        ------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Corporate High Yield Fund V, Inc. (the "Fund") hereby certifies that:

(1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2) the text of Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on January 10, 2003.


                                    Very truly yours,

                                    Corporate High Yield Fund V, Inc.

                                    By: /s/ David W. Clayton
                                        ------------------------------
                                        David W. Clayton
                                        Secretary